Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2020	December 31, 2019	December 31, 2018
Automotive and Discrete Group (ADG)	3,284	3,606	3,556
Analog, MEMS and Sensors Group (AMS)	3,892	3,299	3,154
Microcontrollers and Digital ICs Group (MDG)	3,030	2,638	2,940
Total net revenues of product segments	10,206	9,543	9,650
Others	13	13	14
Total consolidated net revenues	10,219	9,556	9,664

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2020	December 31, 2019	December 31, 2018
Automotive and Discrete Group (ADG)	182	357	431
Analog, MEMS and Sensors Group (AMS)	810	596	488
Microcontrollers and Digital ICs Group (MDG)	504	354	547
Total operating income of product segments	1,496	1,307	1,466
Others(1)	(173)	(104)	(66)
Total consolidated operating income	1,323	1,203	1,400

(1)

Operating income (loss) of “Others” includes items such as unused capacity charges, including reduced manufacturing activity due to COVID-19, impairment, restructuring charges and other related closure costs, management reorganization costs, phase out and start-up costs of certain manufacturing facilities, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

Reconciliation of Operating Income of Segments to Total Operating Income

Reconciliation of operating income of segments to the total operating income:

	December 31, 2020	December 31, 2019	December 31, 2018
Total operating income of segments	1,496	1,307	1,466
Impairment, restructuring charges and other related closure costs	(11)	(5)	(21)
Unused capacity charges	(153)	(65)	(1)
Other unallocated manufacturing results	(8)	(25)	2
Gain on sale of non-current assets	11	6	1
Strategic and other research and development programs and other non-allocated provisions(1)	(12)	(15)	(47)
Total operating loss Others	(173)	(104)	(66)
Total consolidated operating income	1,323	1,203	1,400

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2020	December 31, 2019	December 31, 2018
Netherlands	2,795	2,842	2,917
France	89	108	127
Italy	52	59	64
USA	976	1,157	1,132
Singapore	5,817	4,857	4,873
Japan	479	520	534
Other countries	11	13	17
Total	10,219	9,556	9,664

Property, Plant & Equipment

Property, plant and equipment

	December 31, 2020	December 31, 2019
Netherlands	1,046	897
France	905	726
Italy	1,213	900
Other European countries	118	117
USA	24	25
Singapore	604	670
Malaysia	186	218
Other countries	500	454
Total	4,596	4,007